Temporary Differences and Tax Loss Carryforwards which Gave Rise to Deferred Tax Assets and Liabilities (Detail)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Deferred tax assets:
Allowances provided, not yet recognized for tax	$ 62,817,000	¥ 5,151,000,000	¥ 3,944,000,000
Accrued expenses	412,208,000	33,801,000,000	30,752,000,000
Pension and retirement benefits	166,085,000	13,619,000,000	17,985,000,000
Property, plant and equipment	134,951,000	11,066,000,000	13,402,000,000
Inventories	115,366,000	9,460,000,000	7,517,000,000
Net operating loss carryforwards	173,963,000	14,265,000,000	37,095,000,000
Research and development expenses	15,305,000	1,255,000,000	557,000,000
Other	169,037,000	13,861,000,000	24,044,000,000
Total gross deferred tax assets	1,249,732,000	102,478,000,000	135,296,000,000
Less valuation allowance	(252,805,000)	(20,730,000,000)	(36,690,000,000)
Total deferred tax assets	996,927,000	81,748,000,000	98,606,000,000
Deferred tax liabilities:
Unrealized holding gains on securities available for sale	107,024,000	8,776,000,000	9,972,000,000
Deferral of profit from installment sales			27,000,000
Property, plant and equipment	137,402,000	11,267,000,000	12,917,000,000
Intangible assets	129,074,000	10,584,000,000	17,503,000,000
Undistributed earnings of foreign subsidiaries and affiliated companies accounted for by the equity method	57,610,000	4,724,000,000	5,092,000,000
Total deferred tax liabilities	431,110,000	35,351,000,000	45,511,000,000
Total deferred tax assets	$ 565,817,000	¥ 46,397,000,000	¥ 53,095,000,000